Investment in associate - Schedule of Associate of Company (Detail) - SCL Terminal Aerea De Santiago S. A. [Member]	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Significant Investments In Associates [Line Items]
Percentage of stake by the company	14.77%	14.77%	14.77%
CHILE
Disclosure Of Significant Investments In Associates [Line Items]
Name of associate	SCL Terminal Aérea de Santiago, S. A.
Place of constitution and operation	Santiago de Chile, Chile
Percentage of stake by the company	14.77%